RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Details) € in Millions, $ in Millions	Dec. 31, 2016 EUR (€)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)
Derivative assets	€ 4,482	[1]	$ 4,883	€ 4,073	[1],[2],[3]
Accrued interest receivable	192		209	225	[2]
Derivative liabilities	5,171	[1]	5,634	4,808	[1],[2],[3]
Accounts payable, accrued expenses and other liabilities	€ 2,308		$ 2,515	2,329	[2],[4]
As previously reported
Derivative assets				3,895
Accrued interest receivable				476
TOTAL ASSETS				99,932
Derivative liabilities				4,641
Accounts payable, accrued expenses and other liabilities				2,573
Total liabilities				104,262
Total equity and liabilities				99,932
Reclassifications To HFS
Derivative assets				(4)
Accrued interest receivable				(12)
Derivative liabilities				0
Accounts payable, accrued expenses and other liabilities				(20)
Restatements
Derivative assets				182
Accrued interest receivable				(239)
TOTAL ASSETS				(57)
Derivative liabilities				167
Accounts payable, accrued expenses and other liabilities				(224)
Total liabilities				(57)
Total equity and liabilities				(57)
Total
Derivative assets				4,073
Accrued interest receivable				225
TOTAL ASSETS				99,875
Derivative liabilities				4,808
Accounts payable, accrued expenses and other liabilities				2,329
Total liabilities				104,205
Total equity and liabilities				€ 99,875

[1]	Includes both long and short derivative positions.
[2]	Please see Note 43 for information regarding the restatement
[3]	Please see Note 43 for information regarding the restatement.
[4]	Restated